Investments in Associates and Joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Investments in Associates and Joint Ventures

Investments in associates and joint ventures as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Investments in associates	￦	1,595,441	1,520,441
Investments in joint ventures		2,286,948	2,037,491

	￦	3,882,389	3,557,932

Details of Investments in Associates

Details of investments in associates as of December 31, 2016 and 2017 are as follows:

	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2016		2017
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	178,713,975,892	31.14	￦	178,787	￦	175,690	175,553
SNNC	18,130,000	49.00		90,650		107,859	110,424
QSONE Co.,Ltd.	200,000	50.00		84,395		84,799	85,049
Chun-cheon Energy Co., Ltd. (*1)	16,098,143	45.67		80,491		45,077	74,378
Incheon-Gimpo Expressway Co., Ltd. (*1)	9,032,539	18.26		45,163		37,372	31,660
BLUE OCEAN Private Equity Fund	333	27.52		33,300		35,752	19,620
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	2,008,000	29.53		10,040		12,551	17,252
UITrans LRT Co., Ltd. (*1)	7,714,380	38.19		38,572		17,851	15,841
Daesung Steel	108,038	17.54		14,000		12,302	15,500
Keystone NO. 1. Private Equity Fund	13,800,000	40.45		13,800		13,314	12,379
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund	6,485	12.50		6,485		11,890	6,828
KONES, Corp.	3,250,000	41.67		6,893		5,641	2,827
Others (35 companies) (*1)						55,061	67,325

						615,159	634,636

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		150,779		215,996	197,069
AES-VCM Mong Duong Power Company Limited (*2)	—	30.00		164,303		167,141	142,348
7623704 Canada Inc.	114,452,000	10.40		124,341		137,512	121,702
Eureka Moly LLC	—	20.00		240,123		89,601	79,398
AMCI (WA) PTY LTD	49	49.00		209,664		70,501	63,378
Nickel Mining Company SAS	3,234,698	49.00		157,585		45,138	45,905
NCR LLC	—	29.41		37,634		36,738	33,738
KOREA LNG LTD.	2,400	20.00		135,205		63,058	33,422
PT. Batutua Tembaga Raya	128,285	22.00		21,824		22,723	21,823
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	10,200,000	34.00		9,517		18,008	15,617
PT. Wampu Electric Power (*1)	8,708,400	20.00		10,054		8,706	13,391
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		6,840	6,517
Others (26 companies) (*1)						98,320	111,497

						980,282	885,805

					￦	1,595,441	1,520,441

(*1)	As of December 31, 2016 and 2017, investments in associates amounting to ￦124,963 million and ￦158,370 million, respectively, are provided as collateral in relation to the associates’ borrowings.

(*2)	As of December 31, 2016 and 2017, shares of PSC Energy Global Co., Ltd., a subsidiary of the Company, are provided as collateral in relation to the associates’ borrowings.

Details of Investments in Joint Ventures

Details of investments in joint ventures as of December 31, 2016 and 2017 are as follows:

	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2016		2017
	(in millions of Won)
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	83,113	110,760
Others (5 companies)						—	6,094

						83,113	116,854

[Foreign]
Roy Hill Holdings Pty Ltd (*1)	13,117,972	12.50		1,528,672		1,186,859	1,125,133
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		393,570	348,836
CSP — Compania Siderurgica do Pecem	1,108,696,532	20.00		558,821		330,463	146,427
KOBRASCO	2,010,719,185	50.00		32,950		88,308	108,485
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		97,369	88,305
DMSA/AMSA (*1)	—	4.00		304,623		74,935	56,735
Others (14 companies)						32,331	46,716

						2,203,835	1,920,637

					￦	2,286,948	2,037,491

(*1)	As of December 31, 2016 and 2017, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.

Movements of Investments in Associates and Joint Ventures

The movements of investments in associates and joint ventures for the years ended December 31, 2016 and 2017 were as follows:

1) For the year ended December 31, 2016

Company	December 31, 2015 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease) (*1)	December 31, 2016 Book value
				(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	￦	175,676	222	—	(399)	191	175,690
SNNC		111,326	—	—	(3,417)	(50)	107,859
QSONE Co.,Ltd.		83,919	—	—	880	—	84,799
Chun-cheon Energy Co., Ltd		30,420	19,832	—	(5,175)	—	45,077
Incheon-Gimpo Expressway Co., Ltd.		39,447	—	—	(2,758)	683	37,372
BLUE OCEAN Private Equity Fund		35,437	—	—	643	(328)	35,752
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		12,265	—	—	286	—	12,551
UITrans LRT Co., Ltd.		40,903	6,817	—	(29,825)	(44)	17,851
Daesung Steel		14,000	—	—	(2,272)	574	12,302
Keystone NO. 1. Private Equity Fund		13,015	—	—	281	18	13,314
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		14,829	1,875	—	1,186	(6,000)	11,890
KONES, Corp.		5,775	—	—	(256)	122	5,641
POSCO MITSUBISHI CARBON TECHNOLOGY		104,970	—	—	(21,929)	72	83,113
POSCO PLANTEC Co., Ltd.		171,218	—	—	(171,927)	709	—
SeAH Changwon Integrated Special Steel		165,754	—	—	4,797	(170,551)	—
POSCO ES MATERIALS CO.,LTD		38,447	—	—	(2,061)	(36,386)	—
Others (33 companies)		33,933	20,061	(200)	(2,802)	4,069	55,061

		1,091,334	48,807	(200)	(234,748)	(206,921)	698,272

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		222,269	—	(59,717)	46,855	6,589	215,996
AES-VCM Mong Duong Power Company Limited		153,271	—	—	27,031	(13,161)	167,141
7623704 Canada Inc.		134,034	—	(921)	175	4,224	137,512
Eureka Moly LLC		87,878	—	—	(18)	1,741	89,601
AMCI (WA) PTY LTD		72,289	—	—	(3,358)	1,570	70,501
Nickel Mining Company SAS		76,445	—	—	(31,047)	(260)	45,138
NCR LLC		35,447	—	—	(41)	1,332	36,738
KOREA LNG LTD.		53,548	—	(6,342)	6,392	9,460	63,058
PT. Batutua Tembaga Raya		15,382	7,040	—	—	301	22,723
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		19,311	—	—	(412)	(891)	18,008
PT. Wampu Electric Power		8,855	—	—	(397)	248	8,706
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,061	—	—	242	(463)	6,840
Roy Hill Holdings Pty Ltd		1,153,434	—	—	12,643	20,782	1,186,859
POSCO-NPS Niobium LLC		381,461	—	(10,893)	11,499	11,503	393,570
CSP - Compania Siderurgica do Pecem		80,805	88,930	—	116,694	44,034	330,463
KOBRASCO		78,364	—	(29,297)	20,761	18,480	88,308
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		100,908	—	—	258	(3,797)	97,369
DMSA/AMSA		105,964	24,624	—	(60,415)	4,762	74,935
Others (37 companies)		67,273	28,993	(4,252)	(791)	39,428	130,651

		2,853,999	149,587	(111,422)	146,071	145,882	3,184,117

	￦	3,945,333	198,394	(111,622)	(88,677)	(61,039)	3,882,389

(*1)	Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments effect from translations of financial statements of foreign investees and others.

2) For the year ended December 31, 2017

Company	December 31, 2016 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease) (*1)	December 31, 2017 Book value
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	￦	175,690	—	—	418	(555)	175,553
SNNC		107,859	—	—	2,370	195	110,424
QSONE Co.,Ltd.		84,799	—	(368)	618	—	85,049
Chun-cheon Energy Co., Ltd		45,077	27,791	—	1,510	—	74,378
Incheon-Gimpo Expressway Co., Ltd.		37,372	—	—	(6,463)	751	31,660
BLUE OCEAN Private Equity Fund		35,752	—	—	(8,154)	(7,978)	19,620
CHUNGJU ENTERPRISE CITY
DEVELOPMENT Co.,Ltd		12,551	—	—	4,701	—	17,252
UITrans LRT Co., Ltd.		17,851	—	—	(2,010)	—	15,841
Daesung Steel		12,302	—	—	3,198	—	15,500
Keystone NO. 1. Private Equity Fund		13,314	—	—	(886)	(49)	12,379
KoFC POSCO HANWHA KB Shared Growth
NO. 2. Private Equity Fund		11,890	—	—	(197)	(4,865)	6,828
KONES, Corp.		5,641	—	—	(2,774)	(40)	2,827
POSCO MITSUBISHI CARBON TECHNOLOGY		83,113	—	—	27,582	65	110,760
Others (40 companies)		55,061	28,348	(137)	(7,995)	(1,858)	73,419

		698,272	56,139	(505)	11,918	(14,334)	751,490

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		215,996	—	(37,016)	42,896	(24,807)	197,069
AES-VCM Mong Duong Power Company Limited		167,141	—	(30,798)	19,644	(13,639)	142,348
7623704 Canada Inc.		137,512	—	(7,563)	7,468	(15,715)	121,702
Eureka Moly LLC		89,601	—	—	(35)	(10,168)	79,398
AMCI (WA) PTY LTD.		70,501	—	—	(4,299)	(2,824)	63,378
Nickel Mining Company SAS		45,138	—	—	424	343	45,905
NCR LLC		36,738	276	—	(60)	(3,216)	33,738
KOREA LNG LTD.		63,058	—	(6,466)	(70,180)	47,010	33,422
PT. Batutua Tembaga Raya		22,723	—	—	260	(1,160)	21,823
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		18,008	—	—	(1,268)	(1,123)	15,617
PT. Wampu Electric Power		8,706	—	—	5,927	(1,242)	13,391
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,840	—	—	303	(626)	6,517
Roy Hill Holdings Pty Ltd.		1,186,859	—	—	46,020	(107,746)	1,125,133
POSCO-NPS Niobium LLC		393,570	—	(17,277)	17,173	(44,630)	348,836
CSP-Compania Siderurgica do Pecem		330,463	—	—	(147,847)	(36,189)	146,427
KOBRASCO		88,308	—	(22,135)	56,445	(14,133)	108,485
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		97,369	—	(5,542)	1,555	(5,077)	88,305
DMSA/AMSA		74,935	13,712	—	(22,339)	(9,573)	56,735
Others (40 companies)		130,651	22,209	(4,408)	46,535	(36,774)	158,213

		3,184,117	36,197	(131,205)	(1,378)	(281,289)	2,806,442

	￦	3,882,389	92,336	(131,710)	10,540	(295,623)	3,557,932

(*1)	Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments effect from translations of financial statements of foreign investees and others.

Summarized Financial Information of Associates and Joint Ventures

Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2016 and 2017 are as follows:

1) December 31, 2016

Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	￦	597,767	864	596,903	—	(1,349)
SNNC		725,987	482,429	243,558	527,101	2,022
QSONE Co.,Ltd.		247,385	77,786	169,599	15,961	1,760
Chun-cheon Energy Co., Ltd		547,805	378,613	169,192	—	(3,748)
Incheon-Gimpo Expressway Co., Ltd.		929,539	718,107	211,432	—	(1,910)
BLUE OCEAN Private Equity Fund		357,723	220,895	136,828	456,311	2,335
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		136,857	124,666	12,191	19,028	967
UITrans LRT Co., Ltd.		400,761	307,625	93,136	—	(822)
Daesung Steel		150,944	112,194	38,750	60,772	(12,955)
Keystone NO. 1. Private Equity Fund		119,378	79,946	39,432	197	694
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		96,213	1,094	95,119	14,157	9,561
KONES, Corp.		2,627	1,519	1,108	3,952	(615)
POSCO MITSUBISHI CARBON TECHNOLOGY		448,618	311,070	137,548	53,908	(36,572)
POSCO PLANTEC Co., Ltd.		501,659	678,004	(176,345)	361,351	(43,195)
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		2,171,689	1,305,942	865,747	491,011	187,114
7623704 Canada Inc.		1,334,391	1	1,334,390	—	19,485
Nickel Mining Company SAS		491,458	347,194	144,264	145,571	(61,473)
KOREA LNG LTD.		303,389	19,704	283,685	33,035	31,962
PT. Batutua Tembaga Raya		351,119	332,037	19,082	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		83,291	24,676	58,615	117,387	(1,216)
PT. Wampu Electric Power		206,052	165,618	40,434	3,405	(1,984)
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		67,905	40,451	27,454	81,260	938
Roy Hill Holdings Pty Ltd		10,962,261	8,059,714	2,902,547	845,243	129,968
POSCO-NPS Niobium LLC		786,937	—	786,937	—	24,719
CSP - Compania Siderurgica do Pecem		5,682,161	4,237,247	1,444,914	226,669	243,151
KOBRASCO		178,853	2,236	176,617	72,274	41,522
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		789,336	427,475	361,861	948,488	1,033
DMSA/AMSA		6,570,172	4,842,560	1,727,612	579,388	(519,969)

2) December 31, 2017

Company	Assets		Liabilities	Equity	Sales	Net income (loss)
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	￦	562,698	866	561,832	—	1,261
SNNC		705,975	459,519	246,456	576,023	2,417
QSONE Co.,Ltd.		248,779	78,680	170,099	15,297	1,236
Chun-cheon Energy Co., Ltd		700,079	539,137	160,942	164,294	(8,250)
Incheon-Gimpo Expressway Co., Ltd.		1,132,233	922,338	209,895	—	(23,221)
BLUE OCEAN Private Equity Fund		311,129	188,512	122,617	445,238	(3,345)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		76,184	48,072	28,112	77,093	15,921
UITrans LRT Co., Ltd.		464,074	384,202	79,872	3,689	(13,263)
Daesung Steel		169,774	112,795	56,979	70,434	18,230
Keystone NO. 1. Private Equity Fund		170,155	133,033	37,122	5,391	(2,070)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		55,936	1,315	54,621	10,212	(1,578)
KONES, Corp.		2,766	1,616	1,150	5,379	139
POSCO MITSUBISHI CARBON TECHNOLOGY		478,847	295,052	183,795	154,312	46,138

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,911,942	1,121,783	790,159	445,682	171,303
7623704 Canada Inc.		1,182,376	9	1,182,367	—	82,344
Nickel Mining Company SAS		465,700	324,687	141,013	179,683	(4,450)
KOREA LNG LTD.		179,269	86	179,183	34,640	32,446
PT. Batutua Tembaga Raya		336,085	272,542	63,543	195,520	49,091
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		70,437	18,722	51,715	85,850	(3,736)
PT. Wampu Electric Power		212,095	148,177	63,918	779	29,634
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		70,701	43,588	27,113	84,973	1,210
Roy Hill Holdings Pty Ltd		10,148,416	6,600,900	3,547,516	2,988,372	797,008
POSCO-NPS Niobium LLC		697,470	—	697,470	—	32,481
CSP - Compania Siderurgica do Pecem		4,805,353	4,223,392	581,961	1,290,767	(740,591)
KOBRASCO		252,813	35,843	216,970	179,453	112,890
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		717,472	391,871	325,601	1,245,178	5,978
DMSA/AMSA		5,586,171	4,167,906	1,418,265	630,229	(475,958)